Financial Instruments and Risk Management (Details 12) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$) R$ / shares
Scenario -30% [Member] | Soy Grain CBOT [Member]
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 255
Scenario -30% [Member] | Soybean Meal CBOT [Member]
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 248
Net effect on operating results	R$ 1,280
Scenario -30% [Member] | Soybean Oil CBOT [Member]
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 629
Scenario -30% [Member] | Corn CBOT [Member]
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 123
Net effect on operating results	R$ 2,153
Scenario -30% [Member] | Corn B3 [Member]
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 822
Net effect on operating results	R$ 4,784
Scenario -30% [Member] | NDF [Member] | Soy Grain CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	4,187
Scenario -30% [Member] | NDF [Member] | Soybean Oil CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(1,617)
Scenario -30% [Member] | NDF [Member] | Corn CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(766)
Scenario -30% [Member] | NDF [Member] | Corn B3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	70,609
Scenario -30% [Member] | Collar [Member] | Soybean Meal CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(2,545)
Scenario -30% [Member] | Collar [Member] | Corn CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(6,117)
Scenario -30% [Member] | Collar [Member] | Corn B3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(14,600)
Scenario -30% [Member] | Cost of sales [member] | Soy Grain CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(4,187)
Scenario -30% [Member] | Cost of sales [member] | Soybean Meal CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	3,825
Scenario -30% [Member] | Cost of sales [member] | Soybean Oil CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	1,617
Scenario -30% [Member] | Cost of sales [member] | Corn CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	9,036
Scenario -30% [Member] | Cost of sales [member] | Corn B3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ (51,225)
Scenario -30% [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 4.1563
Monetary assets and liabilities	R$ 598,540
Derivative instruments - not designated	76,352
Net effect	674,892
Net effect on operating results	(1,225,329)
Scenario -30% [Member] | United States of America, Dollars | Revenue In U S D [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(2,531,828)
Scenario -30% [Member] | United States of America, Dollars | NDF [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	1,244,027
Operating results	51,409
Scenario -30% [Member] | United States of America, Dollars | Collar [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	62,472
Scenario -30% [Member] | United States of America, Dollars | Cost of sales [member]
IfrsStatementLineItems [Line Items]
Operating results	R$ (51,409)
Scenario -30% [Member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 4.3200
Monetary assets and liabilities	R$ (744,824)
Derivative instruments - not designated	126,977
Net effect	R$ (617,847)
Scenario -30% [Member] | Japan, Yen
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 0.0265
Monetary assets and liabilities	R$ 494
Net effect	R$ 494
Scenario -30% [Member] | Turkey, New Lira
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 0.1175
Monetary assets and liabilities	R$ (88,065)
Net effect	R$ (88,065)
Scenario -30% [Member] | Angola, Kwanza
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 0.0046
Monetary assets and liabilities	R$ (11,957)
Derivative instruments - not designated	R$ (11,957)
Scenario -30% [Member] | Argentina, Pesos
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 0.0040
Monetary assets and liabilities	R$ 698
Net effect	R$ 698
Scenario -30% [Member] | Chile, Pesos
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 0.0042
Monetary assets and liabilities	R$ (77,355)
Derivative instruments - not designated	50,918
Net effect	R$ (26,437)
Scenario -15% [Member] | Soy Grain CBOT [Member]
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 310
Scenario -15% [Member] | Soybean Meal CBOT [Member]
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 301
Net effect on operating results	R$ 1,280
Scenario -15% [Member] | Soybean Oil CBOT [Member]
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 764
Scenario -15% [Member] | Corn CBOT [Member]
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 150
Net effect on operating results	R$ 2,247
Scenario -15% [Member] | Corn B3 [Member]
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 998
Net effect on operating results	R$ 5,376
Scenario -15% [Member] | NDF [Member] | Soy Grain CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	2,093
Scenario -15% [Member] | NDF [Member] | Soybean Oil CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(809)
Scenario -15% [Member] | NDF [Member] | Corn CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(383)
Scenario -15% [Member] | NDF [Member] | Corn B3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	35,305
Scenario -15% [Member] | Collar [Member] | Soybean Meal CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(632)
Scenario -15% [Member] | Collar [Member] | Corn CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(1,888)
Scenario -15% [Member] | Collar [Member] | Corn B3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(4,316)
Scenario -15% [Member] | Cost of sales [member] | Soy Grain CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(2,093)
Scenario -15% [Member] | Cost of sales [member] | Soybean Meal CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	1,912
Scenario -15% [Member] | Cost of sales [member] | Soybean Oil CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	809
Scenario -15% [Member] | Cost of sales [member] | Corn CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	4,518
Scenario -15% [Member] | Cost of sales [member] | Corn B3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ (25,613)
Scenario -15% [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 5.0469
Monetary assets and liabilities	R$ 336,722
Derivative instruments - not designated	42,953
Net effect	379,675
Net effect on operating results	(662,009)
Scenario -15% [Member] | United States of America, Dollars | Revenue In U S D [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(1,424,336)
Scenario -15% [Member] | United States of America, Dollars | NDF [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	699,855
Operating results	28,921
Scenario -15% [Member] | United States of America, Dollars | Collar [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	62,472
Scenario -15% [Member] | United States of America, Dollars | Cost of sales [member]
IfrsStatementLineItems [Line Items]
Operating results	R$ (28,921)
Scenario -15% [Member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 5.2457
Monetary assets and liabilities	R$ (419,017)
Derivative instruments - not designated	71,434
Net effect	R$ (347,583)
Scenario -15% [Member] | Japan, Yen
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 0.0322
Monetary assets and liabilities	R$ 278
Net effect	R$ 278
Scenario -15% [Member] | Turkey, New Lira
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 0.1427
Monetary assets and liabilities	R$ (49,543)
Net effect	R$ (49,543)
Scenario -15% [Member] | Angola, Kwanza
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 0.0055
Monetary assets and liabilities	R$ (6,727)
Net effect	R$ (6,727)
Scenario -15% [Member] | Argentina, Pesos
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 0.0049
Monetary assets and liabilities	R$ 393
Net effect	R$ 393
Scenario -15% [Member] | Chile, Pesos
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 0.0051
Monetary assets and liabilities	R$ (43,534)
Derivative instruments - not designated	28,656
Net effect	R$ (14,878)
Scenario [Member] | Soy Grain CBOT [Member]
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 364
Scenario [Member] | Soybean Meal CBOT [Member]
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	354
Scenario [Member] | Soybean Oil CBOT [Member]
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	898
Scenario [Member] | Corn CBOT [Member]
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	176
Scenario [Member] | Corn B3 [Member]
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	1,174
Scenario [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 5.9375
Monetary assets and liabilities	R$ 74,904
Derivative instruments - not designated	9,555
Net effect	84,459
Net effect on operating results	(115,930)
Scenario [Member] | United States of America, Dollars | Revenue In U S D [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(316,844)
Scenario [Member] | United States of America, Dollars | NDF [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	155,683
Operating results	6,434
Scenario [Member] | United States of America, Dollars | Collar [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	45,231
Scenario [Member] | United States of America, Dollars | Cost of sales [member]
IfrsStatementLineItems [Line Items]
Operating results	R$ (6,434)
Scenario [Member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 6.1715
Monetary assets and liabilities	R$ (93,211)
Derivative instruments - not designated	15,890
Net effect	R$ (77,321)
Scenario [Member] | Japan, Yen
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 0.0378
Monetary assets and liabilities	R$ 62
Net effect	R$ 62
Scenario [Member] | Turkey, New Lira
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 0.1679
Monetary assets and liabilities	R$ (11,021)
Net effect	R$ (11,021)
Scenario [Member] | Angola, Kwanza
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 0.0065
Monetary assets and liabilities	R$ (1,496)
Net effect	R$ (1,496)
Scenario [Member] | Argentina, Pesos
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 0.0058
Monetary assets and liabilities	R$ 87
Net effect	R$ 87
Scenario [Member] | Chile, Pesos
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 0.0060
Monetary assets and liabilities	R$ (9,713)
Derivative instruments - not designated	6,394
Net effect	R$ (3,319)
Scenario +15% [Member] | Soy Grain CBOT [Member]
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 419
Scenario +15% [Member] | Soybean Meal CBOT [Member]
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 407
Net effect on operating results	R$ (174)
Scenario +15% [Member] | Soybean Oil CBOT [Member]
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 1,033
Scenario +15% [Member] | Corn CBOT [Member]
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 203
Net effect on operating results	R$ (1,171)
Scenario +15% [Member] | Corn B3 [Member]
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 1,351
Net effect on operating results	R$ (5,238)
Scenario +15% [Member] | NDF [Member] | Soy Grain CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(2,093)
Scenario +15% [Member] | NDF [Member] | Soybean Oil CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	809
Scenario +15% [Member] | NDF [Member] | Corn CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	383
Scenario +15% [Member] | NDF [Member] | Corn B3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(35,305)
Scenario +15% [Member] | Collar [Member] | Soybean Meal CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	1,738
Scenario +15% [Member] | Collar [Member] | Corn CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	2,964
Scenario +15% [Member] | Collar [Member] | Corn B3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	4,454
Scenario +15% [Member] | Cost of sales [member] | Soy Grain CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	2,093
Scenario +15% [Member] | Cost of sales [member] | Soybean Meal CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(1,912)
Scenario +15% [Member] | Cost of sales [member] | Soybean Oil CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(809)
Scenario +15% [Member] | Cost of sales [member] | Corn CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(4,518)
Scenario +15% [Member] | Cost of sales [member] | Corn B3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ 25,613
Scenario +15% [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 6.8281
Monetary assets and liabilities	R$ (186,914)
Derivative instruments - not designated	(23,843)
Net effect	(210,757)
Net effect on operating results	110,675
Scenario +15% [Member] | United States of America, Dollars | Revenue In U S D [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	790,648
Scenario +15% [Member] | United States of America, Dollars | NDF [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(388,489)
Operating results	(16,054)
Scenario +15% [Member] | United States of America, Dollars | Collar [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(291,484)
Scenario +15% [Member] | United States of America, Dollars | Cost of sales [member]
IfrsStatementLineItems [Line Items]
Operating results	R$ 16,054
Scenario +15% [Member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 7.0972
Monetary assets and liabilities	R$ 232,596
Derivative instruments - not designated	(39,653)
Net effect	R$ 192,943
Scenario +15% [Member] | Japan, Yen
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 0.0435
Monetary assets and liabilities	R$ (154)
Net effect	R$ (154)
Scenario +15% [Member] | Turkey, New Lira
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 0.1931
Monetary assets and liabilities	R$ 27,501
Net effect	R$ 27,501
Scenario +15% [Member] | Angola, Kwanza
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 0.0075
Monetary assets and liabilities	R$ 3,734
Net effect	R$ 3,734
Scenario +15% [Member] | Argentina, Pesos
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 0.0066
Monetary assets and liabilities	R$ (219)
Net effect	R$ (219)
Scenario +15% [Member] | Chile, Pesos
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 0.0069
Monetary assets and liabilities	R$ 24,107
Derivative instruments - not designated	(15,868)
Net effect	R$ 8,239
Scenario +30% [Member] | Soy Grain CBOT [Member]
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 474
Scenario +30% [Member] | Soybean Meal CBOT [Member]
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 461
Net effect on operating results	R$ (174)
Scenario +30% [Member] | Soybean Oil CBOT [Member]
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 1,168
Scenario +30% [Member] | Corn CBOT [Member]
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 229
Net effect on operating results	R$ (1,078)
Scenario +30% [Member] | Corn B3 [Member]
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 1,527
Net effect on operating results	R$ (5,086)
Scenario +30% [Member] | NDF [Member] | Soy Grain CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(4,187)
Scenario +30% [Member] | NDF [Member] | Soybean Oil CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	1,617
Scenario +30% [Member] | NDF [Member] | Corn CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	766
Scenario +30% [Member] | NDF [Member] | Corn B3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(70,609)
Scenario +30% [Member] | Collar [Member] | Soybean Meal CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	3,651
Scenario +30% [Member] | Collar [Member] | Corn CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	7,192
Scenario +30% [Member] | Collar [Member] | Corn B3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	14,298
Scenario +30% [Member] | Cost of sales [member] | Soy Grain CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	4,187
Scenario +30% [Member] | Cost of sales [member] | Soybean Meal CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(3,825)
Scenario +30% [Member] | Cost of sales [member] | Soybean Oil CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(1,617)
Scenario +30% [Member] | Cost of sales [member] | Corn CBOT [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(9,036)
Scenario +30% [Member] | Cost of sales [member] | Corn B3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ 51,225
Scenario +30% [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 7.7188
Monetary assets and liabilities	R$ (448,732)
Derivative instruments - not designated	(57,242)
Net effect	(505,974)
Net effect on operating results	119,477
Scenario +30% [Member] | United States of America, Dollars | Revenue In U S D [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	1,898,141
Scenario +30% [Member] | United States of America, Dollars | NDF [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(932,661)
Operating results	(38,542)
Scenario +30% [Member] | United States of America, Dollars | Collar [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(846,003)
Scenario +30% [Member] | United States of America, Dollars | Cost of sales [member]
IfrsStatementLineItems [Line Items]
Operating results	R$ 38,542
Scenario +30% [Member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 8.0229
Monetary assets and liabilities	R$ 558,403
Derivative instruments - not designated	(95,196)
Net effect	R$ 463,207
Scenario +30% [Member] | Japan, Yen
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 0.0492
Monetary assets and liabilities	R$ (370)
Net effect	R$ (370)
Scenario +30% [Member] | Turkey, New Lira
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 0.2183
Monetary assets and liabilities	R$ 66,023
Net effect	R$ 66,023
Scenario +30% [Member] | Angola, Kwanza
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 0.0085
Monetary assets and liabilities	R$ 8,965
Net effect	R$ 8,965
Scenario +30% [Member] | Argentina, Pesos
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 0.0075
Monetary assets and liabilities	R$ (525)
Net effect	R$ (525)
Scenario +30% [Member] | Chile, Pesos
IfrsStatementLineItems [Line Items]
Base rate | R$ / shares	R$ 0.0078
Monetary assets and liabilities	R$ 57,928
Derivative instruments - not designated	(38,130)
Net effect	R$ 19,798